Consolidated Statements of Stockholders' Deficit - USD ($)	Total	Nonrelated Party [Member]	Related Party [Member]	Series A Preferred Stock [Member]	Common Stock [Member]	Common Stock [Member] Nonrelated Party [Member]	Common Stock [Member] Related Party [Member]	Additional Paid-in Capital [Member]	Additional Paid-in Capital [Member] Nonrelated Party [Member]	Additional Paid-in Capital [Member] Related Party [Member]	Accumulated Deficit [Member]
Balance at Dec. 31, 2021	$ (15,739,399)			$ 6,318,491	$ 828			$ 1,151,333			$ (16,891,560)
Balance (in Shares) at Dec. 31, 2021				2,328,823	8,276,972
Retroactive application of recapitalization at Dec. 31, 2021	6,318,491			$ (6,318,491)	$ (176)			6,318,667
Retroactive application of recapitalization, shares at Dec. 31, 2021				(2,328,823)	(1,758,003)
Adjusted balance, beginning of period at Dec. 31, 2021	(9,420,908)				$ 652			7,470,000			(16,891,560)
Adjusted balance, beginning of period, shares at Dec. 31, 2021					6,518,969
Conversion of simple agreement for future equity		$ 0	$ 0
Conversion of convertible notes		0	0
Modification of convertible notes payable			0
Shares issued to Yorkville for aggregate commitment fee	0
Shares issued under share transfer agreement			0
Issuance of Cantor fee shares	0
Exercise of stock options	$ 5,016				$ 1			5,015
Exercise of stock options (in shares)	8,538				8,538
Repurchase of shares in High Attendance sale					$ (8)			8
Repurchase of shares in High Attendance sale (in shares)					(81,908)
Stock-based compensation	$ 770,336							770,336
Net loss	(15,468,502)										(15,468,502)
Balance at Dec. 31, 2022	(24,114,058)				$ 645			8,245,359			(32,360,062)
Balance (in Shares) at Dec. 31, 2022					6,445,599
Reverse recapitalization (Note 4)	(17,858,559)				$ 587			(17,859,146)
Reverse recapitalization (Note 4), shares					5,872,210
Conversion of simple agreement for future equity		456,234	6,049,766			$ 4	$ 55		$ 456,230	$ 6,049,711
Conversion of simple agreement for future equity, shares						41,626	551,949
Conversion of convertible notes		$ 3,346,232	7,271,368			$ 53	$ 115		$ 3,346,179	7,271,253
Conversion of convertible notes, shares						529,867	1,146,435
Modification of convertible notes payable			9,909							9,909
Shares issued to Yorkville for aggregate commitment fee	3,288,000				$ 30			3,287,970
Shares issued to Yorkville for aggregate commitment fee, shares					300,000
Shares issued under share transfer agreement			$ 2,498,965							$ 2,498,965
Issuance of Cantor fee shares	111				$ 111			(111)
Issuance of Cantor fee shares, shares					1,113,927
Exercise of stock options	$ 30,761				$ 2			30,759
Exercise of stock options (in shares)	17,643				17,643
Stock-based compensation	$ 1,245,796							1,245,796
Excise tax	305,719							305,719
Net loss	(14,406,262)										(14,406,262)
Balance at Dec. 31, 2023	$ (31,876,129)				$ 1,602			$ 14,888,593			$ (46,766,324)
Balance (in Shares) at Dec. 31, 2023					16,019,256